STATEMENT OF OPERATIONS (Parenthetical) - shares	Mar. 18, 2021	Jan. 22, 2021	Dec. 31, 2020
Class A Common Stock
Common stock, shares outstanding (in shares)			0
Class B Common Stock
Common stock, shares outstanding (in shares)			17,250,000
Class B Common Stock | Subsequent Event
Stock dividend (in shares)	2,875,000	11,500,000
Common stock, shares outstanding (in shares)	17,250,000
Class B Common Stock | Over-Allotment Option
Maximum shares subject to forfeiture			2,250,000